Shareholder Report, Line Graph (Details) - USD ($)									1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended		7 Months Ended		8 Months Ended	10 Months Ended	11 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended		20 Months Ended	22 Months Ended	23 Months Ended		25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended		32 Months Ended	34 Months Ended	35 Months Ended		37 Months Ended	39 Months Ended	40 Months Ended	42 Months Ended	43 Months Ended		44 Months Ended	45 Months Ended	47 Months Ended		51 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	59 Months Ended		63 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	71 Months Ended		75 Months Ended	79 Months Ended	80 Months Ended	83 Months Ended	87 Months Ended	91 Months Ended	95 Months Ended	99 Months Ended	103 Months Ended	107 Months Ended	111 Months Ended
	Mar. 25, 2024	Aug. 23, 2022	Dec. 07, 2020	Jul. 15, 2020	Sep. 30, 2019	Oct. 30, 2017	Jul. 10, 2017	Feb. 27, 2017	Sep. 30, 2022	May 31, 2024	May 31, 2017	Dec. 31, 2022	May 31, 2026	May 31, 2021	Mar. 31, 2023	May 31, 2018	May 31, 2020	Jun. 30, 2023	May 31, 2021	May 31, 2018	Sep. 30, 2023	May 31, 2025	May 31, 2018	Dec. 31, 2023	May 31, 2022	Mar. 31, 2024	May 31, 2019	May 31, 2021	Jun. 30, 2024	May 31, 2022	May 31, 2019	Sep. 30, 2024	May 31, 2026	May 31, 2019	Dec. 31, 2024	May 31, 2023	Mar. 31, 2025	May 31, 2020	May 31, 2022	Jun. 30, 2025	May 31, 2023	May 31, 2020	Sep. 30, 2025	May 31, 2020	Dec. 31, 2025	May 31, 2024	Mar. 31, 2026	May 31, 2021	May 31, 2023	May 31, 2026	May 31, 2024	May 31, 2021	May 31, 2021	May 31, 2025	May 31, 2022	May 31, 2024	May 31, 2025	May 31, 2022	May 31, 2022	May 31, 2026	May 31, 2023	May 31, 2025	May 31, 2026	May 31, 2023	May 31, 2023	May 31, 2024	May 31, 2026	May 31, 2024	May 31, 2024	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2026	May 31, 2026	May 31, 2026
C000194706
Account Value [Line Items]
Line Graph and Table Measure Name													Inspire 100 ETF
Accumulated Value						$ 10,000										$ 10,707											$ 10,626											$ 12,398										$ 17,602							$ 16,200						$ 15,461					$ 19,243				$ 20,424			$ 28,271
C000248596
Account Value [Line Items]
Line Graph and Table Measure Name													Inspire 500 ETF
Accumulated Value	$ 10,000									$ 9,860												$ 11,155											$ 14,671
C000176728
Account Value [Line Items]
Line Graph and Table Measure Name													Inspire Corporate Bond ETF
Accumulated Value							$ 10,000													$ 9,925											$ 10,490											$ 11,022										$ 11,301						$ 10,428						$ 10,400				$ 10,830			$ 11,547			$ 12,095
C000223048
Account Value [Line Items]
Line Graph and Table Measure Name													Inspire Growth ETF
Accumulated Value			$ 10,000											$ 11,788											$ 9,660											$ 9,806										$ 12,893								$ 13,732						$ 17,834
C000237005
Account Value [Line Items]
Line Graph and Table Measure Name													Inspire Fidelis Multi Factor ETF
Accumulated Value		$ 10,000							$ 8,808			$ 9,799			$ 10,120			$ 10,970			$ 10,721			$ 11,897		$ 12,384			$ 12,064			$ 12,846			$ 12,782		$ 12,230			$ 13,834			$ 15,242		$ 15,642		$ 16,226			$ 17,784
C000176729
Account Value [Line Items]
Line Graph and Table Measure Name													Inspire Global Hope ETF
Accumulated Value								$ 10,000			$ 10,408												$ 11,488											$ 11,150										$ 10,979									$ 17,169						$ 16,061						$ 15,496				$ 18,542			$ 20,055			$ 24,841
C000214760
Account Value [Line Items]
Line Graph and Table Measure Name													Inspire International ETF
Accumulated Value					$ 10,000												$ 9,215											$ 14,592											$ 13,202										$ 13,019							$ 15,072						$ 17,042					$ 20,601
C000176730
Account Value [Line Items]
Line Graph and Table Measure Name													Inspire Small/Mid Cap ETF
Accumulated Value								10,000			9,728												11,504											10,492										9,549									15,997						14,856						14,244				17,194			16,835			23,430
C000220340
Account Value [Line Items]
Line Graph and Table Measure Name													Inspire Capital Appreciation ETF
Accumulated Value				$ 10,000															$ 11,922											$ 11,205											$ 10,561										$ 12,317						$ 12,936						$ 15,027
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000										10,642											11,045											12,463										17,488							17,435						17,945					23,003				26,113			33,890
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000									10,138												11,509											14,937
Bloomberg Intermediate Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Intermediate Corporate Index
Accumulated Value							10,000													9,983											10,644											11,410										11,849						10,989						10,992				11,540			12,359			13,024
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000											11,548											11,443											11,712										14,975								16,845						21,844
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name													S&P Global 1200 Index
Accumulated Value		10,000							8,736			9,661			10,404			11,118			10,711			11,920		13,001			13,409			14,261			14,181		14,008			15,609			16,824		17,440		16,953			19,668
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name													S&P Global 1200 Index
Accumulated Value								10,000			10,496												11,794											11,817										12,628									17,872						17,129						17,532				21,913			24,964			32,862
S&P International 700 TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P International 700 TR
Accumulated Value					10,000												9,323											13,393											11,981										12,132							14,422						16,566					22,474
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								10,000			9,767												11,796											10,729										10,360									17,048						14,165						13,502				16,218			16,410			23,480
Inspire 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Inspire 100 Index
Accumulated Value						$ 10,000										$ 10,758											$ 10,742											$ 12,477										$ 18,230							$ 16,872						$ 16,178					$ 20,230				$ 21,552			$ 29,926
Inspire 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Inspire 500 Index
Accumulated Value	$ 10,000									$ 9,862												$ 11,163											$ 14,700
Inspire Corporate Bond Impact Index
Account Value [Line Items]
Line Graph and Table Measure Name													Inspire Corporate Bond Impact Index
Accumulated Value							10,000													10,011											10,680											11,588										12,151						11,237						11,245				11,827			12,659			13,332
Bloomberg U.S. Intermediate Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Intermediate Credit Index
Accumulated Value							$ 10,000													$ 9,982											$ 10,629											$ 11,377										$ 11,759						$ 10,937						$ 10,936				$ 11,438			$ 12,240			$ 12,882
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000											$ 12,269											$ 11,469											$ 11,168										$ 14,068								$ 14,373						$ 18,092
WI Fidelis Multi-Cap, Multi-Factor Index
Account Value [Line Items]
Line Graph and Table Measure Name													WI Fidelis Multi-Cap, Multi-Factor Index
Accumulated Value		10,000							8,841			9,899			10,239			11,126			10,896			12,125		12,654			12,336			13,164			13,173		12,622			14,312			15,801		16,239		16,885			18,490
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Index
Accumulated Value		$ 10,000							$ 8,746			$ 9,600			$ 10,301			$ 10,938			$ 10,566			$ 11,731		$ 12,693			$ 13,057			$ 13,921			$ 13,783		$ 13,601			$ 15,168			$ 16,325		$ 16,862		$ 16,322			$ 18,911
Inspire Global Hope Index
Account Value [Line Items]
Line Graph and Table Measure Name													Inspire Global Hope Index
Accumulated Value								10,000			10,461												11,565											11,448										11,135									17,304						16,310						15,880				19,132			20,918			26,076
Inspire International NTR Index
Account Value [Line Items]
Line Graph and Table Measure Name													Inspire International NTR Index
Accumulated Value					10,000												9,166											14,352											13,013										12,320							14,275						16,247					19,766
Inspire Global Hope Ex-US GTR Index
Account Value [Line Items]
Line Graph and Table Measure Name													Inspire Global Hope Ex-US GTR Index
Accumulated Value					$ 10,000												$ 8,789											$ 13,823											$ 12,609										$ 12,570							$ 14,670						$ 16,821					$ 20,606
Inspire Small/MidCap Impact EW Index
Account Value [Line Items]
Line Graph and Table Measure Name													Inspire Small/Mid Cap Index
Accumulated Value								10,000			9,734												11,689											10,580										9,694									16,937						15,892						15,301				18,579			18,265			25,557
S&P SmallCap 600 Equal Weight Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Accumulated Value								$ 10,000			$ 9,579												$ 11,782											$ 10,196										$ 9,131									$ 17,639						$ 15,993						$ 14,536				$ 16,926			$ 16,424			$ 22,039
S&P Target Risk Moderate Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name													S&P Target Risk Moderate Index
Accumulated Value				$ 10,000															$ 11,202											$ 10,396											$ 10,348										$ 11,462						$ 12,457						$ 14,337